Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	€ 715.2	€ 760.1
Cost of sales	(531.6)	(548.5)
Gross profit	183.6	211.6
Other operating expenses	(117.0)	(120.7)
Exceptional items	(9.9)	(17.1)
Operating profit	56.7	73.8
Finance income	7.5	1.5
Finance costs	(28.9)	(35.6)
Net financing costs	(21.4)	(34.1)
Profit before tax	35.3	39.7
Taxation	(6.4)	(7.0)
Profit for the period	€ 28.9	€ 32.7
Basic earnings per share	€ 0.20	€ 0.21
Equity owners of the parent	€ 28.9	€ 32.7
Earnings per share
Diluted earnings per share	€ 0.20	€ 0.21